Net Income per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) Vote class ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income attributable to ordinary shareholders | ¥		¥ 1,009,494	¥ 976,571	¥ 1,314,131
Weighted average number of ordinary shares outstanding-basic		347,369,860	341,660,160	335,858,180
Plus: effect of dilutive stock options			253,540	1,713,550
Plus: effect of dilutive non-vested restricted share awards		52,720	67,010	246,000
Weighted average number of ordinary shares outstanding-diluted		347,422,580	341,980,710	337,817,730
Basic net income per share | (per share)	$ 0.41	¥ 2.91	¥ 2.86	¥ 3.91
Diluted net income per share | (per share)	$ 0.41	¥ 2.91	¥ 2.86	¥ 3.89
Common stock
Number of classes of common stock | class		2
Class A ordinary shares
Common stock
Number of votes per share | Vote		1
Class B ordinary shares
Common stock
Number of votes per share | Vote		4